CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets [Line Items]
Provisional monthly payments (advances), Current assets	$ 18,559	$ 32,086
Other recoverable credits, Current assets	14,474	9,178
Total assets by current tax, Current assets	33,033	41,264
Non-current assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets [Line Items]
Provisional monthly payments (advances), Non-current assets
Other recoverable credits, Non-current assets
Total assets by current tax, Non-current assets
Total assets [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of composition of current tax assets [Line Items]
Provisional monthly payments (advances), Total assets	18,559	32,086
Other recoverable credits, Total assets	14,474	9,178
Total assets by current tax, Total assets	$ 33,033	$ 41,264